Condensed Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss)	$ (6,692,957)	$ (11,155,267)	$ (28,100,245)	$ (6,289,205)
Stock Based compensation	400,860	5,538,821	9,387,965	2,398,140
Depreciation & Amortization	72,617	71,044	187,917	161,373
Impairment of note receivable	1,000,000
Fair value of options issued for services	142,169
Amortization of debt discount	996,879	1,604,031	1,604,030
Amortization Clinical research agreement	212,500
Gain on extinguishment of debt			(34,499)
Bad bed expense	2,266		7,513
Gain on Settlement		(669,200)	(669,200)
Gain on sale of asset	(3,702)
Goodwill & intangible impairment	0		300,000	1,040,318
Impairment of secured promissory note			10,000,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Due from third party				400
Prepaid expenses and deposits	(262,852)	159,532	(447,721)	(26,883)
Right of Entry asset	114,004	65,424	102,252	20,817
Accounts receivable	43,403	(316,770)	(401,398)	(96,107)
Inventory	(93,006)	(411,108)	(78,342)	44,666
Accounts payable	(670,627)	112,911	554,093	788
Accrued liabilities	82,330	16,438	81,471	33,522
Lease liability	(94,078)	(58,029)	(86,481)	(20,565)
Legal fees		25,000	25,000
Net cash (used in) operating activities	(4,750,194)	(5,017,173)	(7,567,645)	(2,732,736)
Cash flows from investing activities:
Purchase of assets	(35,392)	(84,202)	(88,297)	(44,000)
Cash paid for research agreement	(1,500,000)
Cash paid for third party note	(1,000,000)
Proceeds from sale of assets	43,000
Cash paid for intellectual property		(150,000)	(150,000)
Cash loaned to affiliate			(2,908,300)
Cash loaned to a third party			(10,000,000)
Cash received in acquisition				43,405
Net cash paid in acquisition		(293,300)		(245,391)
Net cash (used in) financing activities	(2,492,392)	(527,502)	(13,146,597)	(245,986)
Cash flows from financing activities:
Cash paid for treasury stock	(2,880,045)
Proceeds from Public offering		28,318,314	28,318,314	5,861,286
Proceeds from convertible debt, net of offering costs	1,880,000	2,967,500	2,967,500	1,075,000
Borrowings on debt	241,272
Payments on debt	(187,711)	(3,150,000)
Repayment of convertible debt			(3,150,000)
Capital contribution			70,818
Proceeds from exercise of warrants				489,000
Payments on promissory notes				(500,000)
Payment on debt settlement				(300,000)
Covid -19 SBA Loan				84,578
Net cash (used in) provided by investing activities	(946,484)	28,135,814	28,206,632	6,709,864
Net increase (decrease) in cash and cash equivalents	(8,189,070)	22,591,139	7,492,390	3,731,142
Cash and cash equivalents at the beginning of the period	11,754,558	4,262,168	4,262,168	531,026
Cash and cash equivalents at the end of the period	3,565,488	26,853,307	11,754,558	4,262,168
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest
Cash paid for income taxes
Non-cash items:
Common stock issued in conversion of promissory notes		560,496	560,496
Common stock issued in connection with promissory notes	277,500
Treasury shares cancelled	2,579,894
Fair value of warrants issued and beneficial conversion feature in connection with convertible promissory notes			1,446,530
Fair value of Warrants issued and beneficial conversion feature in connection with convertible notes	706,977	1,446,531
Cashless exercise of options		222	222
Initial ROU asset and lease liability		870,406	870,406
Fair value of shares issued for intellectual property		525,000	525,000
Cancellation of shares issued to management	$ 57
Acquisition of Magical Beasts LLC				1,111,648
Non-cash acquisition of SRM Entertainment, Ltd				$ 1,229,237